STATEMENT OF STOCKHOLDER'S EQUITY (DEFICIT) (Unaudited) (USD $)	Common Stock	Treasury Stock	Discount on Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Dec. 31, 2011	$ 1,164,753	$ (664,600)	$ (819,923)	$ 66,597,635	$ (67,802,934)	$ (1,525,069)
Beginning Balance, Shares at Dec. 31, 2011	116,475,284
Issuance of stock for cash, Shares	9,975,000
Issuance of stock for cash, Amount	99,750			710,250		810,000
Issuance of stock for conversion of debt, shares	600,000
Issuance of stock for conversion of debt, amount	6,000			54,000		60,000
Expense relating to stock option grants				14,853		14,853
Net loss					(1,929,917)	(1,929,917)
Ending Balance, Amount at Dec. 31, 2012	1,270,503	(664,600)	(819,923)	67,376,738	(69,732,851)	(2,570,133)
Ending Balance, Shares at Dec. 31, 2012	127,050,284
Issuance of stock for cash, Shares	32,482,820
Issuance of stock for cash, Amount	324,828			557,329		882,157
Expense relating to stock option grants
Issuances of stock for services, Shares	187,500
Issuances of stock for services, Amount	1,875			15,000		16,875
Net loss					(1,394,596)	(1,394,596)
Ending Balance, Amount at Dec. 31, 2013	1,597,206	(664,600)	(819,923)	67,949,067	(71,127,447)	(3,065,697)
Ending Balance, Shares at Dec. 31, 2013	159,720,604
Issuance of stock for cash, Shares	31,894,778
Issuance of stock for cash, Amount	318,948			508,776		827,724
Issuance of stock for conversion of debt, shares	12,500,000
Issuance of stock for conversion of debt, amount	125,000			812,500		937,500
Expense relating to stock option grants				2,438,983		2,438,983
Net loss					(627,579)	(627,579)
Ending Balance, Amount at Sep. 30, 2014	$ 2,041,154	$ (664,600)	$ (819,923)	$ 71,709,326	$ (71,755,026)	$ 510,931
Ending Balance, Shares at Sep. 30, 2014	204,115,382